Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

29 Analysis of cash and cash equivalents

	2019	2018	2017
	£m	£m	£m
At 1 January
- cash	88,897	98,337	88,414
- cash equivalents	20,039	24,268	10,156
	108,936	122,605	98,570
Net cash outflow	(8,348)	(13,669)	24,035
At 31 December	100,588	108,936	122,605

Comprising:
Cash and balances at central banks	77,858	88,897	98,337
Treasury bills and debt securities	1,064	83	427
Net loans to banks	21,666	19,956	23,841
Cash and cash equivalents	100,588	108,936	122,605

Note:

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £7,570 million (2018 - £7,302 million; 2017 - £6,683 million).

Certain members of RBS Group are required by law or regulation to maintain balances with the central banks in the jurisdictions in which they operate. These balances are set out below.

	2019	2018	2017
Bank of England	£1.0bn	£0.9bn	£0.6bn
De Nederlandsche Bank	€0.1bn	€0.1bn	€0.1bn